BLACKROCK MUNICIPAL INCOME TRUST II

AMENDMENT TO

STATEMENT OF PREFERENCES OF

VARIABLE RATE MUNI TERM PREFERRED SHARES

DATED DECEMBER 20, 2023

(THE “GOVERNING DOCUMENT”)

The undersigned officer of BlackRock Municipal Income Trust II (the “Trust”), a Delaware statutory trust, hereby certifies as follows:

1.

The Board of Trustees of the Trust (with the consent of the Holders (as defined in the Governing Document), as required under Section 5 of the Governing Document) has adopted resolutions to amend the Governing Document as follows as of January 2, 2025:

a.	The Governing Document of the Trust is hereby amended by replacing the third sentence in the section entitled “Designation” with the following:

Each Series W-7 VMTP Preferred Share shall be issued on a date or dates determined by the Board of Trustees of the Trust or pursuant to their delegated authority; have an Applicable Rate commencing on January 2, 2025 equal to the sum of the applicable Ratings Spread (as defined herein) and the Applicable Base Rate (as defined herein) on the applicable Rate Determination Date; and have such other preferences, voting powers, restrictions, limitations as to dividends and distributions, qualifications and terms and conditions of redemption, required by Applicable Law and that are expressly set forth in this Statement of Preferences and the Declaration of Trust.

b.	The Governing Document of the Trust is hereby amended by deleting the definition of “Applicable Base Rate” in the Governing Document and replacing it with the following definition:

“Applicable Base Rate” means the SIFMA Municipal Swap Index.

c.	The Governing Document of the Trust is hereby amended by adding the following definition:

“SIFMA Municipal Swap Index” means, on any Rate Determination Date, the Securities Industry and Financial Markets Association Municipal Swap Index, produced and made available by Municipal Market Data as of 3:00 p.m., New York City time, on such Rate Determination Date.

d.	The Governing Document of the Trust is hereby amended by deleting the definition of “Ratings Spread” in the Governing Document and replacing it with the following definition:

“Ratings Spread” means, with respect to any Rate Period for any Series of VMTP Preferred Shares, the sum of (i) the percentage per annum set forth opposite the highest applicable credit rating assigned to such Series, unless the lowest applicable credit rating is at or below A1/A+, in which case it shall mean the percentage per annum set forth opposite the lowest applicable credit rating assigned to such Series, by either Moody’s (if Moody’s is then rating the VMTP Preferred Shares at the request of the Trust), Fitch (if Fitch is then rating the VMTP Preferred Shares at the request of the Trust) or Other Rating Agency (if such Other Rating Agency is then rating the VMTP Preferred Shares at the request of the Trust) in the Ratings Spread table below on the Rate Determination Date for such Rate Period, if any, and (ii) the percentage per annum set forth opposite the applicable period of time remaining until the Liquidity Account Initial Date in the Step-Up Spread table below on the Rate Determination Date for such Rate Period, if any.

Ratings Spread

Moody’s/Fitch*	Percentage
Aa2/AA to Aaa/AAA	0.00%
Aa3/AA-	0.00%
A1/A+	0.40%
A2/A	0.65%
A3/A-	0.80%
Baa1/BBB+	1.15%
Baa2/BBB	1.40%
Baa3/BBB-	1.90%
Non-investment grade or NR	2.40%

*And/or the equivalent ratings of an Other Rating Agency then rating the VMTP Preferred Shares at the request of the Trust.

Step-Up Spread

Period Remaining Until Liquidity Account Initial Date	Percentage
More than nine months	1.13%
Less than nine months but more than six months	1.18%
Less than six months	1.28%

2.	Except as amended hereby, the Governing Document remains in full force and effect.

3.	A copy of this amendment shall be lodged with the records of the Trust and filed in such places as the Trustees deem appropriate.

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IN WITNESS WHEREOF, BlackRock Municipal Income Trust II has caused these presents to be signed as of December 31, 2024 in its name and on its behalf by its Vice President and attested by its Secretary. Said officers of the Trust have executed this amendment as officers and not individually, and the obligations and rights set forth in this amendment are not binding upon any such officers, or the trustees or shareholders of the Trust, individually, but are binding only upon the assets and property of the Trust.

BlackRock Municipal Income Trust II

By:	/s/ Jonathan Diorio
	Name:	Jonathan Diorio
	Title:	Vice President

ATTEST:

/s/Janey Ahn

Name: Janey Ahn

Title:   Secretary

[Signature Page to Amendment to Governing Document – BLE]